Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 576	$ 871
Accounts receivable	1,958	1,218
Unbilled revenue	21,512	19,745
Risk management assets	969	0
Other current assets	3,226	3,323
Total current assets	28,241	25,157
Property, plant and equipment, net	223,819	170,231
Other assets, net	4,636	3,707
Total assets	256,696	199,095
Current liabilities
Accounts payable	5,527	837
Accrued gas purchases	17,034	14,715
Risk management liabilities	0	179
Accrued expenses and other current liabilities	9,619	7,086
Total current liabilities	32,180	22,817
Other liabilities	8,628	8,612
Long-term debt	128,285	66,270
Total liabilities	169,093	97,699
Commitments and contingencies (see Note 16)
Partners’ capital and noncontrolling interest
General partner interest (185 and 185 thousand units issued and outstanding as of December 31, 2012 and 2011, respectively)	548	1,091
Limited partner interest (9,165 and 9,087 thousand units issued and outstanding as of December 31, 2012 and 2011, respectively)	79,266	99,890
Accumulated other comprehensive income	351	415
Total partners’ capital	80,165	101,396
Noncontrolling interest	7,438	0
Total equity	87,603	101,396
Total liabilities and equity	$ 256,696	$ 199,095